Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
NET LOSS	$ (10,423,592)	$ (1,351,408)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	617,106	410,182
Loss on sale of assets	63,280
Expenses paid on behalf of the Company by related parties	89,408
Amortization of debt discounts and debt issuance costs	254,942	519,718
Change in derivative liability	1,500,838	298,861
Common stock issued in connection with execution of notes payable	475,275
Common stock issued for services	965,017
Common stock and warrants granted for loan modifications	8,800
Fair value of stock options vested	1,627,015	23,826
Changes in operating assets and liabilities:
Accounts receivable	(48,689)	(48,054)
Food inventory	8,606	7,850
Prepaid expenses and other current assets	(151,647)	8,406
Debt issuance costs	(157,754)
Accounts payable and accrued expenses	2,796,004	(172,091)
Deferred revenue	(28,794)	35,425
Net Cash Used in Operating Activities	(2,404,185)	(267,285)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchases of property and equipment	(1,118,133)	(503,808)
Cash paid for territory and franchise rights	(37,500)	(164,000)
Cash paid for asset acquisitions	(328,032)
Cash received in asset sales	25,000
Net Cash Used in Investing Activities	(1,458,665)	(667,808)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds on related party debt	1,115,664	421,321
Proceeds from notes payable	700,000	660,000
Repayments on notes payable	(858,419)	(807,187)
Proceeds from convertible notes payable	1,000,000
Proceeds from Class B membership units issued for cash	1,900,000	500,000
Net Cash Provided by Financing Activities	3,857,245	774,134
NET CHANGE IN CASH	(5,605)	(160,959)
CASH AT BEGINNING OF PERIOD	24,033	255,293
CASH AT END OF PERIOD	$ 18,428	$ 94,334
CASH PAID FOR:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discounts on notes payable	$ 83,450
Class B membership units issued for subscriptions receivable	600,000
Origination of derivative liabilities and issuance of preferred stock	$ 182,190